Stock-Based Compensation, U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) (U.S. Cellular, US Cellular Common Shares, USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	752,000
Granted number of shares	346,000
Vested number of shares	(189,000)
Forfeited number of shares	(64,000)
Nonvested stock units, end of period - Number of shares	845,000	752,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 42.69
Granted weighted average grant date fair value	$ 49.35	$ 42.21	$ 33
Vested weighted average grant date fair value	$ 55.93
Forfeited weighted average grant date fair value	$ 42.48
Nonvested stock units - end of period weighted average grant date fair value	$ 42.48	$ 42.69
Fair value of vested stock units	$ 9.5	$ 4.7	$ 4.2
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 48.72	$ 40.76	$ 33.58
Fair value of vested stock units	0.1	0.4	0.1
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	3,000
Vested number of shares, unissued, fair value	$ 0.1
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	6,600	9,000	5,200